21. OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Liabilities
Schedule of other current liabilities
As at December 31,	2017	2016
Deferred revenue	$66,449	$73,900
Decommissioning liabilities (Note 23)	1,205	114
Uncertain tax positions	1,315	1,315
Income taxes payable	4,121	2,135
Other	4,234	2,984
Other current liabilities	$77,324	$80,448